Commitments and Contingencies (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Commitments and Contingencies [Line Items]
Rental expenses	42,177	35,570	31,700
One of the consolidated VIEs [Member]
Commitments and Contingencies [Line Items]
Fine per entity may be imposed related to conduct human resources related services without the human resources service license	30
Four branches of Beijing Wangpin [Member]
Commitments and Contingencies [Line Items]
Fine per entity may be imposed related to conduct human resources related services without the human resources service license	30